Investments OTTI Credit Losses Recognized in Earnings (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Change in recoveries of future cash flows expected to be collected	$ (8.0)	[1],[2]	$ (4.0)	[1],[2]	$ (5.4)	[1],[2]
Residential mortgage-backed securities
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Change in recoveries of future cash flows expected to be collected	(7.8)	[1],[2]	(3.8)	[1],[2]	0.8	[1],[2]
Residential mortgage-backed securities | Actual Cash Flow Recovery
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Change in recoveries of future cash flows expected to be collected	$ 2.6		$ 1.4		$ 2.0

[1]	Reflects expected recovery of prior period impairments that will be accreted into income over the remaining life of the security.
[2]	Includes $2.6 million, $1.4 million, and $2.0 million at December 31, 2013, 2012, and 2011, respectively, received in excess of the cash flows expected to be collected at the time of the write-downs.